Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Assets
Due from related parties	$ 317	$ 1,322
Liabilities
Due to related parties	497	1,649
Oceanbulk Maritime S.A. and its affiliates
Assets
Due from related parties	264	85
Interchart Shipping Inc.
Assets
Due from related parties	1	0
Starocean Manning Philippines Inc.
Assets
Due from related parties	52	65
Sellers of the Augustea Vessels
Assets
Due from related parties	0	867
Songa Shipmanagement Ltd.
Assets
Due from related parties	0	305
Management and Directors Fees
Liabilities
Due to related parties	131	236
Sydelle Marine Limited
Liabilities
Due to related parties	0	302
Augustea Technoservices Ltd.
Liabilities
Due to related parties	$ 366	$ 1,111